Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property and Equipment

				Production, Lab
			Leasehold	and Growing		Other
	Land	Buildings	Improvement	Equipment	Computers	Equipment	Total
	$	$	$	$	$	$	$
Costs:
Balance, December 31, 2017	-	-	274,471	992,725	57,881	36,392	1,361,469
Additions	-	6,747,648	1,407,177	1,457,537	138,641	556,928	10,317,931
Acquired Through Verdélite (Note 7)	476,041	5,265,894	-	237,793	73,642	257,753	6,311,123

Balance, December 31, 2018	476,041	12,013,542	1,681,648	2,688,055	270,164	861,073	17,990,523
Acquired Through Naturals (Note 7)	-	-	33,984	-	13,064	66,226	113,274
Additions	-	20,611,996	758,059	4,202,867	73,477	525,748	26,172,147
Impairment	-
Balance, December 31, 2019	476,041	32,625,538	2,473,691	6,890,922	356,705	1,453,047	44,275,944

				Production, Lab
			Leasehold	and Growing		Other
	Land	Buildings	Improvement	Equipment	Computers	Equipment	Total
	$	$	$	$	$	$	$
Accumulated Depreciation:
Balance, December 31, 2017	-	-	79,609	210,653	9,002	30,870	330,134
Additions	-	153,563	75,074	336,932	67,524	61,307	694,400

Balance, December 31, 2018	-	153,563	154,683	547,585	76,526	92,177	1,024,534
Additions	-	554,455	364,247	654,212	99,204	179,564	1,851,682
Balance, December 31, 2019	-	708,018	518,930	1,201,797	175,730	271,741	2,876,216

				Production, Lab
			Leasehold	and Growing		Other
	Land	Buildings	Improvement	Equipment	Computers	Equipment	Total
	$	$	$	$	$	$	$
Net book value:
December 31, 2019	476,041	31,917,520	1,954,761	5,689,125	180,975	1,181,306	41,399,728
December 31, 2018	476,041	11,859,979	1,526,965	2,140,470	193,638	768,896	16,965,989